Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants
Warrants

Note 9 – Warrants

Warrant activity for the nine months ended September 30, 2025 and the year ended December 31, 2024 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
Warrants	Warrants	Exercise Price	Term (Years)	Value
Outstanding - December 31, 2023	1,350,000	$0.10	1.26	$1,984,500
Exercisable - December 31, 2023	1,350,000	$0.10	1.26	$1,984,500
Granted	250,000	$1.00
Exercised	—
Cancelled/Forfeited	—
Outstanding - December 31, 2024	1,600,000	$0.24	1.63	$1,231,000
Exercisable - December 31, 2024	1,600,000	$0.24	1.63	$1,231,000
Granted	500,000	$1.00
Exercised	—
Cancelled/Forfeited	—
Outstanding - September 30, 2025	2,100,000	$0.42	0.97	$2,265,000
Exercisable - September 30, 2025	2,100,000	$0.42	0.97	$2,265,000

In December 2024, the Company extended the maturity dates of 1,000,000 warrants from December 31, 2024 to December 31, 2026. The value resulting from this modification was not considered material to the financial statements.

Note 9 – Warrants

Warrant activity for the years ended December 31, 2024 and 2023 are summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2022	1,250,000	$0.10	2.20	$982,500
Exercisable - December 31, 2022	1,250,000	$0.10	2.20	$982,500
Granted	100,000	$0.10
Exercised	—
Cancelled/Forfeited	—
Outstanding - December 31, 2023	1,350,000	$0.10	1.26	$1,984,500
Exercisable - December 31, 2023	1,350,000	$0.10	1.26	$1,984,500
Unvested - December 31, 2023	—	$—	—	$—
Granted	250,000	$1.00
Exercised	—
Cancelled/Forfeited	—
Outstanding - December 31, 2024	1,600,000	$0.24	1.63	$1,231,000
Exercisable - December 31, 2024	1,600,000	$0.24	1.63	$1,231,000
Unvested - December 31, 2024	—	$—	—	$—

In December 2024, the Company extended the maturity dates of 1,000,000 warrants from December 31, 2024 to December 31, 2026. The value resulting from this modification was not considered material to the financial statements.